Contract Assets, Net and Contract Liabilities - Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Loss (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Assets is Presented Net of Allowance for Expected Credit Loss [Abstract]
Contract assets	$ 398,639	$ 1,060,590	$ 987,084
Less: allowance for expected credit loss	(910)	(2,919)	$ (2,949)
Total	$ 397,729	$ 1,057,671